UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22406

Mirae Asset Discovery Funds
(Exact name of registrant as specified in charter)

1350 Avenue of the Americas, 33rd Floor, New York, NY 10019
(Address of principal executive offices) (Zip Code)

Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 205-8300

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	July 31, 2015
(Unaudited)

		Shares	Value ($)
Common Stocks (97.0%)
AIA Group Ltd. (Insurance)		55,600	362,199
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)		2,981	233,532
Alsea SAB de CV (Hotels, Restaurants & Leisure)		41,481	134,381
Amorepacific Corp. (Personal Products)		900	316,155
Baidu, Inc. ADR* (Internet Software & Services)		776	133,984
Banco do Brasil SA (Banks)		11,000	70,051
BB Seguridade Participacoes SA (Insurance)		7,156	67,417
BR Malls Participacoes SA (Real Estate Management & Development)		13,112	48,722
China Everbright International Ltd. (Commercial Services & Supplies)		162,000	249,517
China Life Insurance Co. Ltd., H Shares (Insurance)		45,000	165,729
China Mobile Ltd. (Wireless Telecommunication Services)		24,500	320,784
Chongqing Changan Automobile Co. Ltd., Class B (Automobiles)		73,900	157,293
Cognizant Technology Solutions Corp., A Shares* (IT Services)		4,531	285,906
Corporacion Inmobiliaria Vesta SAB de CV (Real Estate Management & Development)		48,802	82,093
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)		290,000	265,605
Emaar Properties PJSC (Real Estate Management & Development)		48,500	104,329
Emperador, Inc. (Beverages)		992,300	191,169
FirstRand Ltd. (Diversified Financial Services)		26,000	112,596
Fosun International Ltd. (Steel)		76,000	159,802
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)		46,000	211,839
Glenmark Pharmaceuticals Ltd.* (Pharmaceuticals)		10,507	165,840
Gruma, SAB de CV, Class B (Food Products)		6,510	85,183
Grupo Aeroportuario del Sureste SAB de CV, Class B (Transportation Infrastructure)		6,854	102,482
HFDC Bank Ltd. (Banks)		19,011	329,646
Hotel Shilla Co. Ltd. (Specialty Retail)		1,721	185,338
ICICI Bank Ltd. (Banks)		36,259	171,030
Industrial & Commerical Bank of China Ltd., H Shares (Banks)		309,000	212,853
JBS SA (Food Products)		12,200	54,528
KAZ Minerals PLC* (Metals & Mining)		23,915	60,455
Korea Electric Power Corp. (Electric Utilities)		4,851	211,039
Larsen & Toubro Ltd. (Construction & Engineering)		8,440	235,816
Luxoft Holding, Inc.* (IT Services)		1,100	69,036
Luye Pharma Group Ltd.* (Pharmaceuticals)		288,500	301,447
Malaysia Airports Holdings Bhd (Transportation Infrastructure)		132,423	205,406
Maruti Suzuki India Ltd. (Automobiles)		6,088	411,323
Mining & Metallurgical Co. Norilsk Nickel ADR (Metals & Mining)		5,042	77,294
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		219,270	181,999
Mr. Price Group Ltd. (Specialty Retail)		5,473	109,198
Naspers Ltd. (Media)		934	130,788
Naver Corp. (Internet Software & Services)		291	130,079
Petroleo Brasileiro SA* (Oil, Gas & Consumable Fuels)		14,130	43,424
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)		43,000	247,391
PT Bank Mandiri Tbk (Banks)		226,901	159,795
PT Matahari Department Store Tbk (Multiline Retail)		136,200	176,230
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)		14,307	223,576
Rosneft OJSC GDR (Oil, Gas & Consumable Fuels)		14,770	57,012
Samsonite International SA (Textiles, Apparel & Luxury Goods)		50,100	163,508
Sberbank of Russia ADR (Banks)		13,800	67,620
Smiles SA (Media)		5,160	82,664
Sun Pharmaceuticals Industries Ltd. (Pharmaceuticals)		10,939	140,325
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)		27,000	119,314
Tata Motors Ltd.* (Automobiles)		37,008	221,581
Tencent Holdings Ltd. (Internet Software & Services)		16,800	313,588
Turkiye Halk Bankasi AS (Banks)		19,500	85,217
Universal Robina Corp. (Food Products)		44,620	186,657
Valid Solucoes SA (Commercial Services & Supplies)		5,800	84,258
Yandex NV, Class A* (Internet Software & Services)		5,600	77,896

TOTAL COMMON STOCKS (Cost $9,423,004)			9,553,939

WarrantNM
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		10,325	908

TOTAL WARRANT (Cost $—)			908

TOTAL INVESTMENTS (Cost $9,423,004) — 97.0%			9,554,847

Other Net Assets (Liabilities) — 3.0%			289,384

NET ASSETS — 100.0%			9,844,231

*	Non-income producing security
NM	Not meaningful, amount less than .05%
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	July 31, 2015
(Unaudited)

The Emerging Markets Fund invested in the following industries as of July 31, 2015:			The Emerging Markets Fund invested in securities with exposure to the following countries as of July 31, 2015:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Automobiles	790,197	8.0%	Brazil	451,064	4.6%
Banks	1,096,212	11.2%	China	1,765,817	17.9%
Beverages	191,169	1.9%	Hong Kong	1,733,254	17.6%
Commercial Services & Supplies	333,775	3.4%	India	2,185,043	22.2%
Construction & Engineering	235,816	2.4%	Indonesia	336,025	3.4%
Diversified Financial Services	112,596	1.1%	Malaysia	205,406	2.1%
Electric Utilities	211,039	2.1%	Mexico	404,139	4.1%
Food Products	326,368	3.4%	Philippines	377,826	3.8%
Hotels, Restaurants & Leisure	529,127	5.4%	Russia	279,822	2.8%
Insurance	842,736	8.5%	South Africa	352,582	3.6%
Internet Software & Services	889,079	8.8%	South Korea	842,611	8.6%
IT Services	354,942	3.6%	Switzerland	69,036	0.7%
Media	213,452	2.2%	Taiwan	119,314	1.2%
Metals & Mining	137,749	1.4%	Thailand	182,907	1.8%
Multiline Retail	176,230	1.8%	Turkey	85,217	0.9%
Oil, Gas & Consumable Fuels	324,012	3.3%	United Arab Emirates	104,329	1.1%
Personal Products	316,155	3.3%	United Kingdom	60,455	0.6%
Pharmaceuticals	873,217	8.9%	Other Net Assets	289,384	3.0%
Real Estate Management & Development	235,144	2.4%	Total	9,844,231	100.0%
Semiconductors & Semiconductor Equipment	119,314	1.2%
Specialty Retail	294,536	3.0%
Steel	159,802	1.6%
Textiles, Apparel & Luxury Goods	163,508	1.7%
Transportation Infrastructure	307,888	3.1%
Wireless Telecommunication Services	320,784	3.3%
Other Net Assets	289,384	3.0%
Total	9,844,231	100.0%

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	July 31, 2015
(Unaudited)

		Shares	Value ($)
Common Stocks (98.8%)
ABS-CBN Holdings Corp. (Media)		282,680	373,981
Adani Ports and Special Economic Zone (Transportation Infrastructure)		84,417	427,945
AIA Group Ltd. (Insurance)		176,400	1,149,133
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)		8,939	700,281
Amorepacific Corp. (Personal Products)		2,679	941,085
Baidu, Inc. ADR* (Internet Software & Services)		2,188	377,780
BDO Unibank, Inc. (Banks)		182,130	399,866
BOC Hong Kong (Holdings) Ltd. (Banks)		119,500	481,724
China Everbright International Ltd. (Commercial Services & Supplies)		412,000	634,574
China Life Insurance Co. Ltd., H Shares (Insurance)		122,000	449,311
China Mobile Ltd. (Wireless Telecommunication Services)		73,000	955,806
China Telecom Corp. Ltd., H Shares (Diversified Telecommunication Services)		858,000	480,350
Chongqing Changan Automobile Co. Ltd., Class B (Automobiles)		156,037	332,118
Cognizant Technology Solutions Corp., A Shares* (IT Services)		15,121	954,135
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)		792,000	725,378
DBS Group Holdings Ltd. (Banks)		45,225	665,432
Emperador, Inc. (Beverages)		2,066,900	398,194
Fosun International Ltd. (Steel)		215,000	452,071
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)		95,000	437,494
Glenmark Pharmaceuticals Ltd.* (Pharmaceuticals)		27,075	427,347
Godrej Consumer Products Ltd. (Personal Products)		27,360	587,273
HFDC Bank Ltd. (Banks)		36,818	638,414
Hotel Shilla Co. Ltd. (Specialty Retail)		5,397	581,215
ICICI Bank Ltd. (Banks)		111,952	528,066
Industrial & Commerical Bank of China Ltd., H Shares (Banks)		942,000	648,893
JD.com, Inc. ADR* (Internet & Catalog Retail)		5,921	195,571
Jumei International Holdings Ltd. ADR* (Internet & Catalog Retail)		22,469	420,395
Korea Electric Power Corp. (Electric Utilities)		17,678	769,069
Larsen & Toubro Ltd. (Construction & Engineering)		19,498	544,779
LT Group, Inc. (Beverages)		1,211,600	393,710
Lupin Ltd. (Pharmaceuticals)		15,029	397,749
Luye Pharma Group Ltd.* (Pharmaceuticals)		819,000	855,755
Malaysia Airports Holdings Bhd (Transportation Infrastructure)		282,658	438,442
Maruti Suzuki India Ltd. (Automobiles)		17,635	1,191,469
Melco Crown Entertainment Ltd. ADR (Hotels, Restaurants & Leisure)		19,406	400,346
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		516,510	428,715
Naver Corp. (Internet Software & Services)		958	428,234
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)		139,000	799,705
PT Bank Mandiri Tbk (Banks)		446,779	314,645
PT Matahari Department Store Tbk (Multiline Retail)		334,600	432,939
PT Semen Indonesia (Persero) Tbk (Construction Materials)		138,400	103,352
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)		50,299	786,025
Samsonite International SA (Textiles, Apparel & Luxury Goods)		120,300	392,615
Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)(a)		868,000	493,786
Sun Pharmaceuticals Industries Ltd. (Pharmaceuticals)		39,412	505,575
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)		94,000	415,389
Tata Motors Ltd.* (Automobiles)		117,677	704,575
Tencent Holdings Ltd. (Internet Software & Services)		57,500	1,073,290
Universal Robina Corp. (Food Products)		153,880	643,718

TOTAL COMMON STOCKS (Cost $28,479,560)			27,877,714

WarrantNM
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		8,015	705

TOTAL WARRANT (Cost $—)			705

TOTAL INVESTMENTS (Cost $28,479,560) — 98.8%			27,878,419

Other Net Assets (Liabilities) — 1.2%			341,772

NET ASSETS — 100.0%			28,220,191

*	Non-income producing security
(a)	Illiquid security
NM	Not meaningful, amount less than .05%
ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	July 31, 2015
(Unaudited)

The Asia Fund invested in the following industries as of July 31, 2015:			The Asia Fund invested in securities with exposure to the following countries as of July 31, 2015:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Automobiles	2,228,162	8.0%	China	6,827,235	24.2%
Banks	3,677,040	13.0%	Hong Kong	5,629,141	19.9%
Beverages	791,904	2.8%	India	7,693,352	27.3%
Commercial Services & Supplies	634,574	2.2%	Indonesia	850,936	3.0%
Construction & Engineering	544,779	1.9%	Malaysia	438,442	1.6%
Construction Materials	103,352	0.4%	Philippines	2,209,469	7.8%
Diversified Telecommunication Services	480,350	1.7%	Singapore	665,432	2.4%
Electric Utilities	769,069	2.7%	South Korea	2,719,603	9.6%
Food Products	643,718	2.3%	Taiwan	415,389	1.5%
Hotels, Restaurants & Leisure	1,267,260	4.5%	Thailand	429,420	1.5%
Insurance	2,398,149	8.4%	Other Net Assets	341,772	1.2%
Internet & Catalog Retail	615,966	2.2%	Total	28,220,191	100.0%
Internet Software & Services	2,579,585	9.1%
IT Services	954,135	3.4%
Media	373,981	1.3%
Multiline Retail	432,939	1.5%
Oil, Gas & Consumable Fuels	786,025	2.8%
Personal Products	1,528,358	5.4%
Pharmaceuticals	3,405,590	12.1%
Semiconductors & Semiconductor Equipment	415,389	1.5%
Specialty Retail	581,215	2.1%
Steel	452,071	1.6%
Textiles, Apparel & Luxury Goods	392,615	1.4%
Transportation Infrastructure	866,387	3.1%
Wireless Telecommunication Services	955,806	3.4%
Other Net Assets	341,772	1.2%
Total	28,220,191	100.0%

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	July 31, 2015
(Unaudited)

		Shares	Value ($)
Common Stocks (97.2%)
AIA Group Ltd. (Insurance)		1,166,600	7,599,657
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)		94,895	7,434,074
Alsea SAB de CV (Hotels, Restaurants & Leisure)		1,209,330	3,917,724
Amorepacific Corp. (Personal Products)		23,108	8,117,425
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)		301,140	6,387,541
Asian Paints Ltd. (Chemicals)		443,849	6,111,837
Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)		137,360	4,031,843
Banco do Brasil SA (Banks)		410,850	2,616,420
BB Seguridade Participacoes SA (Insurance)		267,847	2,523,389
BR Malls Participacoes SA (Real Estate Management & Development)		479,879	1,783,145
China Life Insurance Co. Ltd., H Shares (Insurance)		930,000	3,425,072
Coca-Cola Icecek AS (Beverages)		109,950	1,580,472
Colgate-Palmolive (India) Ltd. (Food & Staples Retailing)		73,748	2,288,995
Credicorp Ltd. (Banks)		16,150	2,130,185
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)		5,932,000	5,433,005
Eclat Textile Co., Ltd. (Textiles, Apparel & Luxury Goods)		126,000	1,850,006
Emaar Properties PJSC (Real Estate Management & Development)		1,962,300	4,221,149
FirstRand Ltd. (Diversified Financial Services)		844,000	3,655,050
Glenmark Pharmaceuticals Ltd.* (Pharmaceuticals)		155,909	2,460,838
Gruma, SAB de CV, Class B (Food Products)		348,075	4,554,547
Grupo Aeroportuario del Sureste SAB de CV, Class B (Transportation Infrastructure)		277,688	4,152,022
Hindustan Unilever Ltd. (Household Products)		226,582	3,257,359
Hotel Shilla Co. Ltd. (Specialty Retail)		55,838	6,013,323
JBS SA (Food Products)		448,000	2,002,337
JD.com, Inc. ADR* (Internet & Catalog Retail)		253,432	8,370,858
Jumei International Holdings Ltd. ADR* (Internet & Catalog Retail)		204,325	3,822,921
Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)		2,652,000	2,877,068
Lupin Ltd. (Pharmaceuticals)		91,875	2,431,513
Luxoft Holding, Inc.* (IT Services)		35,549	2,231,055
Luye Pharma Group Ltd.* (Pharmaceuticals)		4,554,000	4,758,375
Magnit PJSC - Registered Shares GDR (Food & Staples Retailing)		41,784	2,266,782
Mediclinic International Ltd. (Health Care Providers & Services)		344,900	3,074,036
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		5,420,250	4,498,931
Mr. Price Group Ltd. (Specialty Retail)		181,500	3,621,327
Naspers Ltd. (Media)		31,612	4,426,611
ORION Corp. (Food Products)		3,820	3,767,761
PChome Online, Inc. (Internet Software & Services)		213,000	2,955,335
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)		1,247,000	7,174,340
PT Kalbe Farma Tbk (Pharmaceuticals)		46,126,500	5,951,256
PT Unilever Indonesia Tbk (Household Products)		952,501	2,817,009
Samsonite International SA (Textiles, Apparel & Luxury Goods)		1,292,100	4,216,939
Sberbank of Russia ADR (Banks)		702,500	3,442,250
Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)(a)		5,374,000	3,057,151
Smiles SA (Media)		175,300	2,808,323
Sun Pharmaceuticals Industries Ltd. (Pharmaceuticals)		382,126	4,901,894
Tata Motors Ltd.* (Automobiles)		531,381	3,181,572
Tencent Holdings Ltd. (Internet Software & Services)		596,700	11,137,949
Turkiye Halk Bankasi AS (Banks)		441,800	1,930,721
Universal Robina Corp. (Food Products)		2,074,730	8,679,113
Valid Solucoes SA (Commercial Services & Supplies)		208,175	3,024,230
Vipshop Holdings Ltd. ADR* (Internet & Catalog Retail)		156,834	3,056,695
X5 Retail Group NV - Registered Shares GDR* (Food & Staples Retailing)		111,600	1,997,640
Yandex NV, Class A* (Internet Software & Services)		257,892	3,587,278

TOTAL COMMON STOCKS (Cost $212,091,773)			217,614,348

WarrantNM
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		216,840	19,075

TOTAL WARRANT (Cost $—)			19,075

TOTAL INVESTMENTS (Cost $212,091,773) — 97.2%			217,633,423

Other Net Assets (Liabilities) — 2.8%			6,268,130

NET ASSETS — 100.0%			223,901,553

*	Non-income producing security
(a)	Illiquid security
NM	Not meaningful, amount less than .05%
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	July 31, 2015
(Unaudited)

The Emerging Markets Great Consumer Fund invested in the following industries as of July 31, 2015:			The Emerging Markets Great Consumer Fund invested in securities with exposure to the following countries as of July 31, 2015:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Automobiles	3,181,572	1.4%	Brazil	14,757,844	6.6%
Banks	10,119,576	4.6%	China	55,114,503	24.5%
Beverages	1,580,472	0.7%	Hong Kong	17,249,601	7.7%
Chemicals	6,111,837	2.7%	India	31,021,549	13.9%
Commercial Services & Supplies	3,024,230	1.3%	Indonesia	8,768,265	3.9%
Diversified Financial Services	3,655,050	1.6%	Mexico	12,624,293	5.6%
Food & Staples Retailing	6,553,417	2.9%	Netherlands	1,997,640	0.9%
Food Products	19,003,758	8.5%	Peru	2,130,185	1.0%
Health Care Providers & Services	9,461,577	4.3%	Philippines	8,679,113	3.9%
Hotels, Restaurants & Leisure	8,435,730	3.7%	Russia	9,296,310	4.2%
Household Products	6,074,368	2.8%	South Africa	18,808,867	8.4%
Insurance	20,722,458	9.2%	South Korea	17,898,509	8.0%
Internet & Catalog Retail	15,250,474	6.8%	Switzerland	2,231,055	1.0%
Internet Software & Services	25,114,636	11.2%	Taiwan	2,955,335	1.3%
IT Services	2,231,055	1.0%	Taiwan, Province of China	1,850,006	0.8%
Media	7,234,934	3.3%	Thailand	4,518,006	2.0%
Personal Products	8,117,425	3.6%	Turkey	3,511,193	1.6%
Pharmaceuticals	33,025,875	14.7%	United Arab Emirates	4,221,149	1.9%
Real Estate Management & Development	6,004,294	2.7%	Other Net Assets	6,268,130	2.8%
Specialty Retail	9,634,650	4.3%	Total	223,901,553	100.0%
Technology Hardware, Storage & Peripherals	2,877,068	1.3%
Textiles, Apparel & Luxury Goods	6,066,945	2.7%
Transportation Infrastructure	4,152,022	1.9%
Other Net Assets	6,268,130	2.8%
Total	223,901,553	100.0%

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Great Consumer Fund	July 31, 2015
(Unaudited)

		Shares	Value ($)
Common Stocks (96.6%)
AIA Group Ltd. (Insurance)		1,010,400	6,582,112
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)		82,609	6,471,589
Amorepacific Corp. (Personal Products)		19,940	7,004,564
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)		263,644	5,592,205
Asian Paints Ltd. (Chemicals)		387,414	5,334,723
China Life Insurance Co. Ltd., H Shares (Insurance)		808,000	2,975,761
Colgate-Palmolive (India) Ltd. (Food & Staples Retailing)		63,546	1,972,345
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)		5,182,000	4,746,095
Eclat Textile Co., Ltd. (Textiles, Apparel & Luxury Goods)		110,000	1,615,085
Glenmark Pharmaceuticals Ltd.* (Pharmaceuticals)		136,693	2,157,536
Hindustan Unilever Ltd. (Household Products)		197,007	2,832,187
Hotel Shilla Co. Ltd. (Specialty Retail)		49,735	5,356,077
JD.com, Inc. ADR* (Internet & Catalog Retail)		220,850	7,294,676
Jumei International Holdings Ltd. ADR* (Internet & Catalog Retail)		178,058	3,331,465
Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)		2,346,000	2,545,099
Lupin Ltd. (Pharmaceuticals)		79,996	2,117,130
Luye Pharma Group Ltd.* (Pharmaceuticals)		4,019,500	4,199,888
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		4,777,680	3,965,583
ORION Corp. (Food Products)		3,371	3,324,901
PChome Online, Inc. (Internet Software & Services)		184,000	2,552,965
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)		1,088,000	6,259,569
PT Kalbe Farma Tbk (Pharmaceuticals)		39,954,000	5,154,879
PT Unilever Indonesia Tbk (Household Products)		835,769	2,471,775
Samsonite International SA (Textiles, Apparel & Luxury Goods)		1,134,300	3,701,938
Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)(a)		4,202,000	2,390,426
Sun Pharmaceuticals Industries Ltd. (Pharmaceuticals)		335,766	4,307,190
Tata Motors Ltd.* (Automobiles)		478,516	2,865,050
Tencent Holdings Ltd. (Internet Software & Services)		525,900	9,816,401
Universal Robina Corp. (Food Products)		1,793,590	7,503,034
Vipshop Holdings Ltd. ADR* (Internet & Catalog Retail)		134,543	2,622,243

TOTAL COMMON STOCKS (Cost $127,716,874)			129,064,491

WarrantNM
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		65,250	5,740

TOTAL WARRANT (Cost $—)			5,740

TOTAL INVESTMENTS (Cost $127,716,874) — 96.6%			129,070,231

Other Net Assets (Liabilities) — 3.4%			4,494,985

NET ASSETS — 100.0%			133,565,216

*	Non-income producing security
(a)	Illiquid security
NM	Not meaningful, amount less than .05%
ADR	American Depositary Receipt

The Asia Great Consumer Fund invested in the following industries as of July 31, 2015:			The Asia Great Consumer Fund invested in securities with exposure to the following countries as of July 31, 2015:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Automobiles	2,865,050	2.1%	China	47,907,117	35.9%
Chemicals	5,334,723	4.0%	Hong Kong	15,030,145	11.3%
Food & Staples Retailing	1,972,345	1.5%	India	27,178,366	20.3%
Food Products	10,827,935	8.1%	Indonesia	7,626,654	5.7%
Health Care Providers & Services	5,592,205	4.2%	Philippines	7,503,034	5.6%
Hotels, Restaurants & Leisure	3,971,323	3.0%	South Korea	15,685,542	11.7%
Household Products	5,303,962	4.0%	Taiwan	2,552,965	1.9%
Insurance	15,817,442	11.8%	Taiwan, Province of China	1,615,085	1.2%
Internet & Catalog Retail	13,248,384	9.9%	Thailand	3,971,323	3.0%
Internet Software & Services	18,840,955	14.2%	Other Net Assets	4,494,985	3.4%
Personal Products	7,004,564	5.2%	Total	133,565,216	100.0%
Pharmaceuticals	25,073,144	18.7%
Specialty Retail	5,356,077	4.0%
Technology Hardware, Storage & Peripherals	2,545,099	1.9%
Textiles, Apparel & Luxury Goods	5,317,023	4.0%
Other Net Assets	4,494,985	3.4%
Total	133,565,216	100.0%

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Great Consumer Fund	July 31, 2015
(Unaudited)

		Shares	Value ($)
Common Stocks (95.8%)
Abbott Laboratories (Health Care Equipment & Supplies)		4,496	227,902
Abbvie, Inc. (Pharmaceuticals)		5,500	385,055
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)		2,512	196,790
Alimentation Couche-Tard, Inc., Class B (Food & Staples Retailing)		6,073	271,072
Allianz SE (Insurance)		1,871	306,334
Amadeus IT Holding SA, A Shares (IT Services)		9,558	416,784
Anheuser-Busch InBev NV (Beverages)		3,855	458,667
Astellas Pharma, Inc. (Pharmaceuticals)		27,920	420,648
Avago Technologies Ltd. (Semiconductors & Semiconductor Equipment)		1,785	223,375
Bayer AG - Registered Shares (Pharmaceuticals)		3,123	460,566
Bayerische Motoren Werke AG (Automobiles)		2,982	298,966
Biogen Idec, Inc.* (Biotechnology)		578	184,255
Celgene Corp.* (Biotechnology)		2,312	303,450
Comcast Corp., Class A (Media)		5,237	326,841
CVS Caremark Corp. (Food & Staples Retailing)		4,136	465,176
Delphi Automotive PLC (Automobiles)		2,941	229,633
Deutsche Post AG (Air Freight & Logistics)		9,545	288,448
Don Quijote Holdings Co. Ltd. (General Merchandise Stores)		5,800	247,595
Google, Inc., Class A* (Internet Software & Services)		516	339,270
Horizon Pharma PLC* (Pharmaceuticals)		6,400	235,840
Industria de Diseno Textil SA (Specialty Retail)		8,925	305,533
Japan Tobacco, Inc. (Tobacco)		9,250	359,303
Kao Corp. (Household Products)		4,500	228,450
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		6,794	380,736
Mallinckrodt PLC* (Pharmaceuticals)		2,875	356,385
MasterCard, Inc., Class A (IT Services)		4,021	391,646
Mobileye NV* (Software)		5,708	343,051
Monster Beverage Corp.* (Beverages)		1,621	248,905
NIKE, Inc., Class B (Textiles, Apparel & Luxury Goods)		3,386	390,135
Novartis AG (Pharmaceuticals)		3,652	379,566
Pernod Ricard SA (Beverages)		1,900	227,522
Perrigo Co. PLC (Pharmaceuticals)		1,624	312,133
Pfizer, Inc. (Pharmaceuticals)		10,850	391,250
Rakuten, Inc. (Internet & Catalog Retail)		24,458	393,850
Roche Holding AG (Pharmaceuticals)		787	227,383
Starbucks Corp. (Hotels, Restaurants & Leisure)		8,214	475,836
Tencent Holdings Ltd. (Internet Software & Services)		18,700	349,053
Tesla Motors, Inc.* (Automobiles)		1,152	306,605
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)		1,989	277,525
Visa, Inc., Class A (IT Services)		5,021	378,282
Walt Disney Co. (The) (Media)		3,202	384,240
Wells Fargo & Co. (Banks)		7,867	455,263
Whirlpool Corp. (Household Durables)		1,226	217,897
Whitbread PLC (Hotels, Restaurants & Leisure)		2,840	230,145
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		3,387	297,243

TOTAL COMMON STOCKS (Cost $11,891,092)			14,594,604

RightsNM
Groupe FNAC SA* (Specialty Retail)		6	40

TOTAL RIGHTS (Cost $—)			40

TOTAL INVESTMENTS (Cost $11,891,092) — 95.8%			14,594,644

Other Net Assets (Liabilities) — 4.2%			635,552

NET ASSETS — 100.0%			15,230,196

*	Non-income producing security
NM	Not meaningful, amount less than .05%
ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Great Consumer Fund	July 31, 2015
(Unaudited)

The Global Great Consumer Fund invested in the following industries as of July 31, 2015:			The Global Great Consumer Fund invested in securities with exposure to the following countries as of July 31, 2015:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Air Freight & Logistics	288,448	1.9%	Belgium	458,667	3.0%
Automobiles	835,204	5.5%	Canada	271,072	1.8%
Banks	455,263	3.0%	China	545,843	3.6%
Beverages	935,094	6.1%	France	227,562	1.5%
Biotechnology	487,705	3.2%	Germany	1,354,314	8.9%
Food & Staples Retailing	736,248	4.9%	Ireland	235,840	1.5%
General Merchandise Stores	247,595	1.6%	Japan	1,649,846	10.8%
Health Care Equipment & Supplies	227,902	1.5%	Netherlands	343,051	2.3%
Hotels, Restaurants & Leisure	1,383,960	9.1%	Singapore	223,375	1.5%
Household Durables	217,897	1.4%	Spain	722,317	4.7%
Household Products	228,450	1.5%	Switzerland	606,949	4.0%
Insurance	306,334	2.0%	United Kingdom	459,778	3.0%
Internet & Catalog Retail	393,850	2.6%	United States	7,496,030	49.2%
Internet Software & Services	885,113	5.8%	Other Net Assets	635,552	4.2%
IT Services	1,186,712	7.8%	Total	15,230,196	100.0%
Life Sciences Tools & Services	277,525	1.8%
Media	711,081	4.7%
Pharmaceuticals	3,168,826	20.6%
Semiconductors & Semiconductor Equipment	223,375	1.5%
Software	343,051	2.3%
Specialty Retail	305,573	2.0%
Textiles, Apparel & Luxury Goods	390,135	2.6%
Tobacco	359,303	2.4%
Other Net Assets	635,552	4.2%
Total	15,230,196	100.0%

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Dynamic Bond Fund	July 31, 2015
(Unaudited)

		Shares or Principal Amount	Value ($)
Foreign Bonds (0.9%)
Export-Import Bank of Korea, Series E, 8.00%, 5/15/18		1,500,000,000	106,470

TOTAL FOREIGN BONDS (Cost $124,175)			106,470

Yankee Dollar Bonds (79.7%)
AngloGold Holding PLC, 5.13%, 8/1/22		100,000	86,375
Baidu, Inc., 3.50%, 11/28/22		500,000	497,799
Banco de Credito e Inversiones(a), 4.00%, 2/11/23		250,000	249,523
Banco do Brazil SA, 3.88%, 1/23/17		200,000	204,250
Bharti Airtel International (Netherlands) BV - Registered Shares, 5.13%, 3/11/23		250,000	268,193
CNOOC Finance 2014 ULC, 4.25%, 4/30/24		500,000	511,771
CNPC General Capital Ltd.(a), 2.75%, 4/19/17		200,000	203,069
Cosan Overseas Ltd., 8.25%, 11/29/49		100,000	98,000
Croatia Government International Bond - Registered Shares, 6.63%, 7/14/20		250,000	274,751
Eskom Holdings Ltd. - Registered Shares, 5.75%, 1/26/21		200,000	195,320
Export Credit Bank of TU - Registered Shares, 5.38%, 11/4/16		250,000	261,068
Federal Republic of Brazil, 4.25%, 1/7/25		400,000	377,900
Gazprom PAO - Registered Shares, 6.51%, 3/7/22		100,000	99,516
Halyk Savings Bank of Kazakhstan - Registered Shares, 7.25%, 5/3/17		200,000	207,786
Hungarian Development Bank Ltd. - Registered Shares, 6.25%, 10/21/20		200,000	224,482
Indian Oil Corp. Ltd. - Registered Shares, 5.63%, 8/2/21		400,000	442,931
Kazagro National Management Holding - Registered Shares, 4.63%, 5/24/23		200,000	176,250
Magyar Export-Import Bank, 4.00%, 1/30/20		200,000	202,453
Myriad International Holdings BV - Registered Shares, 6.00%, 7/18/20		200,000	218,404
NTPC Ltd., Series E, 4.75%, 10/3/22		250,000	263,699
Petrobras Brasileiro SA(b), 1.90%, 5/20/16		500,000	493,749
Petroleos Mexicanos, 4.25%, 1/15/25		100,000	97,650
PT Pertamina Tbk(a), 4.88%, 5/3/22		250,000	250,625
Republic of Sri Lanka(a), 5.13%, 4/11/19		200,000	200,750
Republic of Sri Lanka - Registered Shares, 5.88%, 7/25/22		250,000	249,063
Siam Commercial Bank Public Co. Ltd.(a), 3.50%, 4/7/19		500,000	513,930
State Bank of India(a), 3.25%, 4/18/18		300,000	305,658
Telefonica Emisiones SAU, 5.46%, 2/16/21		250,000	279,055
Tencent Holdings Ltd. - Registered Shares, 4.63%, 12/12/16		500,000	520,762
Turk EximBank(a), 5.88%, 4/24/19		250,000	265,500
Turkiye Garanti Bankasi AS(a), 4.00%, 9/13/17		250,000	253,750
Vale Overseas Ltd., 8.25%, 1/17/34		100,000	106,968
Vnesheconombank Via VEB Finance PLC - Registered Shares, 6.03%, 7/5/22		200,000	184,904
VTB Bank OJSC - Registered Shares, 6.55%, 10/13/20		100,000	101,494
Woori Bank Co. Ltd.(a), 2.88%, 10/2/18		200,000	204,485
Woori Bank Co. Ltd.(a), 4.75%, 4/30/24		500,000	522,267

TOTAL YANKEE DOLLAR BONDS (Cost $9,401,791)			9,614,150

Corporate Bonds (2.0%)
Goldman Sachs Group, Inc., 3.50%, 1/23/25		250,000	244,890

TOTAL CORPORATE BONDS (Cost $252,536)			244,890

Exchange Traded Funds (1.6%)
iShares iBoxx $ High Yield Corporate Bond ETF (Corp/Pref-High Yield)		750	65,978
SPDR Barclays Capital High Yield Bond ETF (Corp/Pref-High Yield)		3,500	132,895

TOTAL EXCHANGE TRADED FUNDS (Cost $205,062)			198,873

TOTAL INVESTMENTS (Cost $9,983,564) — 84.2%			10,164,383

Other Net Assets (Liabilities) — 15.8%			1,903,531

NET ASSETS — 100.0%			12,067,914

(a)

Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees. At July 31, 2015, the restricted securities represent 24.6% of net assets.

(b)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2015.

ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipts

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Dynamic Bond Fund	July 31, 2015
(Unaudited)

The Global Dynamic Bond Fund invested in the following industries as of July 31, 2015:			The Global Dynamic Bond Fund invested in securities with exposure to the following countries as of July 31, 2015:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Banks	3,009,115	25.0%	Brazil	582,150	4.8%
Capital Markets	692,435	5.7%	Canada	511,771	4.2%
Corp/Pref-High Yield	198,873	1.6%	Cayman Islands	204,968	1.7%
Diversified Financial Services	351,360	2.9%	Chile	249,523	2.1%
Diversified Telecommunication Services	279,055	2.3%	China	1,221,630	10.2%
Electric Utilities	195,320	1.6%	Croatia	274,751	2.3%
Independent Power and Renewable Electricity Producers	263,699	2.2%	Hungary	426,935	3.5%
Internet Software & Services	1,018,561	8.5%	India	1,012,288	8.4%
Media	218,404	1.8%	Indonesia	250,625	2.1%
Metals & Mining	193,343	1.6%	Isle of Man	86,375	0.7%
Oil, Gas & Consumable Fuels	2,197,311	18.2%	Kazakhstan	384,036	3.2%
Sovereign	1,278,714	10.6%	Luxembourg	99,516	0.8%
Wireless Telecommunication Services	268,193	2.2%	Mexico	97,650	0.8%
Other Net Assets	1,903,531	15.8%	Netherlands	980,346	8.1%
Total	12,067,914	100.0%	Russian Federation	286,398	2.4%
			South Africa	195,320	1.6%
			South Korea	833,222	6.9%
			Spain	279,055	2.3%
			Sri Lanka	449,813	3.7%
			Thailand	513,930	4.3%
			Turkey	780,318	6.5%
			United States	443,763	3.6%
			Other Net Assets	1,903,531	15.8%
			Total	12,067,914	100.0%

Futures Contracts

Cash of $27,254 has been segregated to cover margin requirements for the following open contracts as of July 31, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Long Bond September Futures	Short	9/22/15	1	155,938	373
				155,938	373

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments

July 31, 2015

(Unaudited)

1.	Organization

Mirae Asset Discovery Funds (the “Trust”) is organized as a Delaware statutory trust pursuant to a Declaration of Trust dated April 7, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). As of July 31, 2015, the Trust is comprised of the following six funds: Emerging Markets Fund, Asia Fund, Emerging Markets Great Consumer Fund, Asia Great Consumer Fund, Global Great Consumer Fund and Global Dynamic Bond Fund. Each may be referred to individually as a “Fund” and collectively as the “Funds.” Each Fund is classified as diversified under the 1940 Act.

The Funds are authorized to issue an unlimited number of shares of beneficial interest of no par value. Each Fund offers three classes of shares: Class A Shares, Class C Shares, and Class I Shares. Class A, Class C and Class I Shares are identical except as to sales charges, distribution and other expenses borne by each class and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of shares. Class A Shares of the Funds have a maximum sales charge of 5.75% (4.50% for Class A Shares of Global Dynamic Bond Fund) as a percentage of the offering price. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum deferred sales charge of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Funds.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their Schedules of Portfolio Investments. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from these estimates.

Investment Valuation

The Funds record investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Equity securities (e.g., preferred and common stocks), exchange-traded funds and rights listed on a national securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their last sale price on the relevant exchange as of the close of regular trading on that exchange. All equity securities that are not traded on a listed exchange or automated quotation system are valued at the last sale price at the close of the U.S. market (i.e., usually the close of the regular trading on the New York Stock Exchange (“NYSE”)) on each day the NYSE is open for trading. On a day that a security does not trade, then the mean between the bid and the asked prices will be used as long as it continues to reflect the value of the security. In the event that market quotations are not readily available, or if the mean between the bid and the asked prices of a non-exchange listed security does not reflect the value of the security, “fair value” of the security will be determined in accordance with fair value procedures approved by the Board of Trustees of the Trust (the “Board”, and the members thereof, the “Trustees”).

Fixed-income securities, other than U.S. Government and agency securities, are generally valued by using valuation methodologies from an independent pricing service. Such services typically utilize multiple sources in an effort to obtain market color, which includes but is not limited to, observed transactions, credit quality information, perceived market movements, news, and other relevant information. These sources become the building blocks for establishing an effective modeling application, otherwise known as “matrix pricing.” U.S. Government and agency securities are valued at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within 60 days may be valued at amortized cost, which approximates fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In the absence of available quotations fixed income securities will be priced at fair value determined in accordance with fair value procedures approved by the Board.

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise fair value will be determined in accordance with fair value procedures approved by the Board.

The Funds may invest in American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of depositary receipts, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.

Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of securities issued by exchange-traded open-end investment companies, which are priced as equity securities as described above.

Futures contracts are generally valued at the daily quoted settlement prices established by the exchange on which they are traded.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

July 31, 2015

(Unaudited)

Securities for which market quotations are not readily available (including securities for which Mirae Asset Global Investments (USA) LLC (the “Manager”) determines that the closing market prices do not represent the securities’ current value because of an intervening “significant event”) will be valued at fair value pursuant to valuation procedures approved by the Board. Circumstances in which market quotations may not be readily available include, but are not limited to, when the security’s trading has been halted or suspended, when the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates the net asset value. The Manager believes that foreign securities values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be “fair valued” by an independent pricing service or by the Manager’s Valuation Committee, in accordance with a valuation policy approved by the Board, to take those factors into account.

Each Fund uses fair value pricing to seek to ensure that such Fund’s net asset value reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s net asset value by short term traders.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•

Level 1 — quoted prices in active markets for identical assets

•

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•

Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investment)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation procedures noted previously, equity securities, exchange-traded funds (including foreign equity securities), rights and futures contracts are generally categorized as a Level 1 security in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security). Fixed-income securities (including foreign bonds) are generally categorized as Level 2 securities in the fair value hierarchy.

A summary of the valuations as of July 31, 2015, based upon the three levels defined above, are identified below while the detailed industry classifications are disclosed on the Schedule of Portfolio Investments of each Fund.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total Investments ($)
Emerging Markets Fund
Common Stocks
Banks	1,028,592	67,620	—	1,096,212
All Other Common Stocks *	8,457,727	—	—	8,457,727
Warrant	908	—	—	908
Total Investments	9,487,227	67,620	—	9,554,847

Asia Fund
Common Stocks
Pharmaceuticals	2,911,804	493,786	—	3,405,590
All Other Common Stocks *	24,472,124	—	—	24,472,124
Warrant	705	—	—	705
Total Investments	27,384,633	493,786	—	27,878,419

Emerging Markets Great Consumer Fund
Common Stocks
Banks	6,677,326	3,442,250	—	10,119,576
Pharmaceuticals	29,968,724	3,057,151	—	33,025,875
All Other Common Stocks *	174,468,897	—	—	174,468,897
Warrant	19,075	—	—	19,075
Total Investments	211,134,022	6,499,401	—	217,633,423

Asia Great Consumer Fund
Common Stocks
Pharmaceuticals	22,682,718	2,390,426	—	25,073,144
All Other Common Stocks *	103,991,347	—	—	103,991,347
Warrant	5,740	—	—	5,740
Total Investments	126,679,805	2,390,426	—	129,070,231

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

July 31, 2015

(Unaudited)

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total Investments ($)
Global Great Consumer Fund
Common Stocks
Pharmaceuticals	2,941,443	227,383	—	3,168,826
All Other Common Stocks *	11,425,778	—	—	11,425,778
Rights	—	40	—	40
Total Investments	14,367,221	227,423	—	14,594,644

Global Dynamic Bond Fund
Corporate Bonds	—	244,890	—	244,890
Exchange Traded Funds	198,873	—	—	198,873
Foreign Bonds	—	106,470	—	106,470
Yankee Dollar Bonds	—	9,614,150	—	9,614,150
Total Investments	198,873	9,965,510	—	10,164,383
Other Financial Instruments **
Futures	373	—	—	373
Total Investments	199,246	9,965,510	—	10,164,756

*	For detailed industry classifications, see accompanying schedules of portfolio investments.
**	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are valued at the unrealized appreciation (depreciation) on the investment.

For the period ended July 31, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end.

Transfers that occurred from Level 1 to Level 2 and from Level 2 to Level 1 on recognition dates due to the application of systematic fair value procedures affecting certain international portfolio holdings were as follows:

	Transfers from Level 1 to Level 2 ($)	Transfers from Level 2 to Level 1 ($)
Emerging Markets Fund	67,620	7,173,111
Asia Fund	—	22,471,964
Emerging Markets Great Consumer Fund	3,442,250	141,399,544
Asia Great Consumer Fund	—	105,339,008
Global Great Consumer Fund	—	5,166,456

Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows:

i) value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and
ii) purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Funds do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

3.	Investment Risks

Asset Allocation Risk

The Fund’s ability to achieve its investment objective will depend, in part on the investment manager’s ability to select the best asset allocation of assets across the various developed and emerging markets. This is a risk that the manager’s evaluations and assumptions may be incorrect in view of actual market condition.

Equity Securities Risk

Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

July 31, 2015

(Unaudited)

Credit Risk

The issuer of a fixed income security or the counterparty to a contract, such as swaps or other derivatives, may become unable or unwilling to meet its financial obligations. Various market participants, such as rating agencies or pricing services, also may affect the security by downgrading the credit of the issuer of the security, which may decrease the value.

Exchange-Traded Funds (ETFs) Risk

The Fund may invest in bond ETTs, which generally are passive investment vehicles. When the Fund purchases shares of an ETF, shareholders will bear both their proportionate share of the Fund’s expenses and, indirectly, a portion of the ETF’s expenses.

Fixed Income Securities Risk

Bonds tend to experience smaller fluctuations in value than equity securities. However, investors in any bond fund should anticipate fluctuations in price, especially for longer term issues and in environments of rising interest rates.

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Emerging Markets Risks

The risks of foreign investments are typically greater in less developed countries. Risks of investment in developing or emerging economies and markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in great price volatility; (iii) certain national policies that may restrict the Funds’ investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Funds’ loss of their entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Funds invest; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Funds; and (viii) higher levels of inflation, deflation or currency devaluation relative to more developed markets.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. A fund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such issuers than a fund that is more diversified. Funds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These Funds may be more volatile than a more geographically diversified fund. The Schedules of Portfolio Investments provide information on each Fund’s holdings, including industry and/or geographical composition, as relevant.

4.	Federal Income Tax Information

At July 31, 2015, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost ($)	Tax Unrealized Appreciation ($)	Tax Unrealized Depreciation ($)	Net Unrealized Appreciation (Depreciation) ($)
Emerging Markets Fund	9,553,154	956,868	(955,175)	1,693
Asia Fund	28,758,204	1,124,735	(2,004,520)	(879,785)
Emerging Markets Great Consumer Fund	212,366,111	19,255,613	(13,988,301)	5,267,312
Asia Great Consumer Fund	127,718,758	8,396,790	(7,045,317)	1,351,473
Global Great Consumer Fund	11,891,092	2,890,507	(186,955)	2,703,552
Global Dynamic Bond Fund	9,983,564	282,039	(101,220)	180,819

5.	Subsequent Events

Management evaluated subsequent events through the date these financial statements were issued and concluded no such events require recognition or disclosure in these financial statements.

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mirae Asset Discovery Funds

By: (Signature and Title)	/s/ Peter Graham
Peter Graham, President and Principal Executive Officer

Date:	September 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Peter Graham
Peter Graham, President and Principal Executive Officer

Date:	September 24, 2015

By: (Signature and Title)	/s/ Joel Engle
Joel Engle, Treasurer and Principal Financial and Accounting Officer

Date:	September 23, 2015